2015 RESTRICTED STOCK (Details) - 2015 Restricted Stock [Member] - shares	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015
Non Vested, Beginning Balance	150,000	0
Awarded	0	600,000
Vested	(150,000)	(450,000)
Forfeited	0	0
Non Vested, Ending Balance	0	150,000